CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Common Stock in Treasury	Noncontrolling Interest
Total stockholders' equity, Beginning of Period at Dec. 31, 2013	$ 2,214.8	$ 1.2	$ 1,247.5	$ 1,688.1	$ (116.5)	$ (630.2)	$ 24.7
Shares oustanding, Beginning of Period (in shares) at Dec. 31, 2013		109.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	319.5	$ 0.0	0.0	319.0	0.0	0.0	0.5
Other Comprehensive Income (Loss), Net of Tax	(313.4)	0.0	0.0	0.0	(313.3)	0.0	(0.1)
Issuance of Common Stock	21.7	$ 0.0	21.7	0.0	0.0	0.0	0.0
Issuance of Common Stock (in shares)		0.9
Compensation under Stock-based Plans - net	10.0	$ 0.0	8.8	0.0	0.0	1.2	0.0
Compensation under Stock-based Plans - net (in shares)		0.0
Acquisition	8.1	$ 0.0	0.0	0.0	0.0	0.0	8.1
Dividends, Common Stock, Cash	(21.8)	0.0	0.4	(22.2)	0.0	0.0	0.0
Purchase of noncontrolling interest	(26.9)	0.0	(26.9)	0.0	0.0	0.0	0.0
Acquisition of Treasury Stock	(172.9)	$ 0.0	0.0	0.0	0.0	(172.9)	0.0
Acquisition of Treasury Stock (in shares)		(5.4)
Shares outstanding, End of Period (in shares) at Dec. 31, 2014		105.4
Total stockholders' equity, End of Period at Dec. 31, 2014	2,039.1	$ 1.2	1,251.5	1,984.9	(429.8)	(801.9)	33.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	149.0	0.0	0.0	145.9	0.0	0.0	3.1
Other Comprehensive Income (Loss), Net of Tax	(219.9)	0.0	0.0	0.0	(219.8)	0.0	(0.1)
Issuance of Common Stock	25.9	$ 0.1	25.8	0.0	0.0	0.0	0.0
Issuance of Common Stock (in shares)		4.3
Compensation under Stock-based Plans - net	(2.2)	$ 0.0	(4.5)	0.0	0.0	2.3	0.0
Compensation under Stock-based Plans - net (in shares)		0.0
Dividends, Common Stock, Cash	(26.1)	$ 0.0	0.4	(26.2)	0.0	0.0	(0.3)
Purchase of noncontrolling interest	(1.2)	0.0	0.1	0.0	0.0	0.0	(1.3)
Acquisition of Treasury Stock	$ (52.6)	$ 0.0	0.0	0.0	0.0	(52.6)	0.0
Acquisition of Treasury Stock (in shares)	(1.9)	(2.0)
Shares outstanding, End of Period (in shares) at Dec. 31, 2015		107.7
Total stockholders' equity, End of Period at Dec. 31, 2015	$ 1,912.0	$ 1.3	1,273.3	2,104.6	(649.6)	(852.2)	34.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(175.5)	0.0	0.0	(176.1)	0.0	0.0	0.6
Other Comprehensive Income (Loss), Net of Tax	(130.2)	0.0	0.0	0.0	(129.8)	0.0	(0.4)
Issuance of Common Stock	22.1	$ 0.0	22.1	0.0	0.0	0.0	0.0
Issuance of Common Stock (in shares)		0.8
Compensation under Stock-based Plans - net	5.4	$ 0.0	4.0	0.0	0.0	1.4	0.0
Proceeds from Noncontrolling Interests	2.9	$ 0.0	0.0	0.0	0.0	0.0	2.9
Compensation under Stock-based Plans - net (in shares)		0.1
Dividends, Common Stock, Cash	(31.2)	$ 0.0	0.6	(30.6)	0.0	0.0	(1.2)
Acquisition of Treasury Stock	$ (84.3)	$ 0.0	0.0	0.0	0.0	(84.3)	0.0
Acquisition of Treasury Stock (in shares)	(3.5)	(3.6)
Shares outstanding, End of Period (in shares) at Dec. 31, 2016		105.0
Total stockholders' equity, End of Period at Dec. 31, 2016	$ 1,521.2	$ 1.3	$ 1,300.0	$ 1,897.9	$ (779.4)	$ (935.1)	$ 36.5